Finance Lease Right-of-Use Assets, Net (Details) - Schedule of Finance Lease Right -of-Use Assets	12 Months Ended
Jun. 30, 2023 USD ($)
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of Finance Lease Right -of-Use Assets [Line Items]
Beginning balance of accumulated amortization	$ (670,501)
Increase /(Decrease) of accumulated amortization	(171,698)
Exchange Rate Translation of accumulated amortization	53,359
Ending balance of accumulated amortization	(788,840)
Beginning balance of right-of-use assets, net	1,117,502
Increase /(Decrease) of right-of-use assets, net	(171,698)
Exchange Rate Translation of right-of-use assets, net	(73,928)
Ending balance of right-of-use assets, net	871,876
Company vehicles [Member]
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of Finance Lease Right -of-Use Assets [Line Items]
Beginning balance of company vehicles	1,788,003
Increase /(Decrease) of company vehicles
Exchange Rate Translation of company vehicles	(127,287)
Ending balance of company vehicles	$ 1,660,716